Taxation - Gross Movement on the Deferred Income Tax Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset), beginning balance	$ (151,980)	$ 20,351
Tax effect on the opening net book amount for the application of IAS 29			$ 208,178
Exchange differences	4,877	16,878
Effect of adoption of fair value valuation for farmlands	10,480	(139,223)
Acquisition of subsidiary	(3,515)	0
Disposal of subsidiary	3,730	0
Others	(705)	(970)
Tax credit relating to cash flow hedge	6,755	11,322
Income tax benefit (expense) / benefit	(21,486)	3,870	18,417
Deferred tax liability (asset), ending balance	(151,844)	(151,980)	$ 20,351
IAS 29
Changes in deferred tax liability (asset) [abstract]
Tax effect on the opening net book amount for the application of IAS 29					$ 1,396
Deferred tax liability temporary differences
Changes in deferred tax liability (asset) [abstract]
Exchange differences	$ (12,742)	$ (34,606)
Deferred tax liability temporary differences | IAS 29
Changes in deferred tax liability (asset) [abstract]
Tax effect on the opening net book amount for the application of IAS 29					63,521
Deferred tax asset (liability) temporary differences | IAS 29
Changes in deferred tax liability (asset) [abstract]
Tax effect on the opening net book amount for the application of IAS 29				$ 0	$ (64,208)